Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Business Acquisitions 2012 CNY	Jul. 20, 2011 Qunar CNY	Dec. 31, 2013 Series of Individually Immaterial Business Acquisitions USD ($)	Dec. 31, 2013 Series of Individually Immaterial Business Acquisitions CNY	Oct. 01, 2013 91 Wireless USD ($)	Oct. 01, 2013 91 Wireless CNY
Business Acquisition [Line Items]
Business combination, purchase consideration							1,190,717	1,939,569	$ 638,514	3,865,378	$ 1,849,486	11,196,235
Net assets acquired, excluding intangible assets and the related deferred tax liabilities							91,095	115,515	77,169	467,159	79,842	483,341
Intangible assets, net							664,380	711,570	131,558	796,415	189,355	1,146,300
Deferred tax liabilities, noncurrent							(72,222)	(136,856)	(18,540)	(112,233)	(45,979)	(278,346)
Noncontrolling interests							(32,507)	(102,922)	(70,670)	(427,813)
Redeemable noncontrolling interests							(100,101)	(942,004)
Pre-existing equity method investments							(817,951)
Goodwill	$ 2,785,792	16,864,350	$ 640,528	3,877,564	2,419,542	63,686	1,458,023	2,294,266	$ 518,997	3,141,850	$ 1,626,268	9,844,940